RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
The following table presents the main metrics established by prudential regulation, such as regulatory capital, leverage ratio and liquidity indicators:

The following table presents the main metrics established by prudential regulation, such as regulatory capital, leverage ratio and liquidity indicators:

Calculation basis - Basel Ratio	R$ thousand
	Basel III
	On December 31, 2021	On December 31, 2020
	Prudential
Regulatory capital - values
Common equity	119,106,689	108,982,064
Level I	130,565,269	118,281,835
Reference Equity - RE	150,236,230	135,723,674
Risk-weighted assets (RWA) - amounts
Total RWA	953,325,685	858,692,912
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	12.5%	12.7%
Level 1 Index	13.7%	13.8%
Basel Ratio	15.8%	15.8%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation – ACP Conservation (1)	2.00%	1.25%

Calculation basis - Basel Ratio	R$ thousand
	Basel III
	On December 31, 2021	On December 31, 2020
	Prudential
Regulatory capital - values
Additional Contracyclic Common Equity – ACP Contracyclic	0.00%	0.00%
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP	3.00%	2.25%
Excess Margin of Common Equity	4.99%	5.94%
Leverage Ratio (AR)
Total exposure	1,530,418,615	1,436,809,012
AR	8.5%	8.2%
Short Term Liquidity Indicator (LCR)	-
Total High Quality Liquid Assets (HQLA)	177,885,181	244,827,538
Total net cash outflow	128,779,954	137,247,662
LCR	138.1%	178.4%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	803,600,023	743,148,945
Stable resources required (RSF)	686,072,267	618,540,418
NSFR	117.1%	120.1%

(1)	CMN Resolution No. 4,783/20, from April 2020, establishes the reduction of the Common Equity Additional for Conservation (ACPConservação) from 2.5% to 1.25%, for the term of one year and after this period, the requirement will gradually be restored until March 31, 2022 to the level of 2.5%.

The minimum regulatory requirements determined by Central Bank of Brazil are presented below:

The minimum regulatory requirements determined by Central Bank of Brazil are presented below:

Basel Ratio[1] 10.63% as of April, 2021 11.00% as of October, 2021 11.50% as of April, 2022	Tier I Ratio [1] 8.63% as of April, 2021 9.00% as of October, 2021 9.50% as of April, 2022	Common Equity Ratio[1] 7.13% as of April, 2021 7.50% as of October, 2021 8.00% as of April, 2022
Leverage Ratio 3.0% The minimum requirement was defined by CMN Resolution 4,615, in November, 2017, effective as of January, 2018	LCR 90% in 2018 100% as of 2019	NSFR 100% The minimum requirement was defined by CMN Resolution 4,616, in November, 2017, effective as of October, 2018.

1 The Total Capital Ratio, the Tier I Ratio and the Common Equity Tier I Ratio encompass the Additional CET1 buffer requirements of Conservation, Systemic and Countercyclical, as per the CMN Resolution 4,193/13 and BCB Circular 3,768/15 and 3,769/15, respectively. The CMN Resolution 4,783/20, effective as of April, 2020, establishes the reduction of the conservation capital buffer requirement from 2.5% to 1.25%, for a period of one year and after this period, the requirement will be gradually reinstated until March 31, 2022 at the level of 2.5%.

The following table presents information on the amount of RWA used to determine the minimum RE requirement, as established in art. 4 of CMN Resolution No. 4,193/13:

The following table presents information on the amount of RWA used to determine the minimum RE requirement, as established in art. 4 of CMN Resolution No. 4,193/13:

RWA	R$ thousand
	RWA		Minimum RE requirement (2)
	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020
Credit Risk - treatment using a standardized approach	873,736,764	779,588,540	69,898,941	62,367,083
Credit risk in the strict sense (1)	741,032,973	642,582,738	59,282,638	51,406,619
Counterparty credit risk (CCR)	27,975,903	35,625,688	2,238,072	2,850,055
- Of which: through standardized approach to counterparty credit risk (SA-CCR)	21,429,406	23,851,517	1,714,352	1,908,121
- Of which: using the EMC approach	-	-	-	-
- Of which: using other approaches	6,546,497	11,774,170	523,720	941,934
Increase related to the adjustment associated with the variation in the value of derivatives due to the variation in the credit quality of the counterparty (CVA)	15,147,949	14,687,826	1,211,836	1,175,026
Unconsolidated fund shares - underlying assets identified	3,776,671	3,960,234	302,134	316,819
Unconsolidated fund shares - underlying assets inferred according to fund regulations	-	-	-	-
Unconsolidated fund shares - unidentified underlying assets	1,771,325	-	141,706	-
Securitization exposures - requirement calculated using standardized approach	501,904	2,791,550	40,152	223,324
Values referring to exposures not deducted in the calculation of PR (2)	83,530,038	79,940,504	6,682,403	6,395,240
Market Risk (3)	7,995,181	14,690,553	639,615	1,175,244
- Of which: requirement calculated using standardized approach (RWAMPAD)	8,193,036	8,805,006	655,443	704,400
- Of which: requirement calculated using internal model (RWAMINT)	7,995,181	14,690,553	639,615	1,175,244
Operational Risk	71,593,740	64,413,820	5,727,499	5,153,106
Total	953,325,685	858,692,912	76,266,055	68,695,433
(1)	It does not include Counterparty Credit Risk operations;
(2)	As defined in Resolution No. 4,192/13, 3, art. 4; and
(3)	Composed of a maximum of 80% of the standardized model (RWAMPAD) and internal model (RWAMINT), according to Circular No. 3,646 and No. 3,674.

We present below the maximum credit risk exposure of the financial instruments:

We present below the maximum credit risk exposure of the financial instruments:

	R$ thousand
	On December 31, 2021		On December 31, 2020
	Gross value	Expected credit loss	Gross value	Expected credit loss
Financial assets
Cash and balances with banks (Note 18)	108,601,632	-	107,602,594	-
Financial assets at fair value through profit or loss (Note 19)	336,560,965	-	275,986,689	-
Financial assets at fair value through other comprehensive income (Note 21) (1)	193,516,537	-	185,841,975	-
Loans and advances to banks (Note 22)	83,426,888	(72)	191,425,663	(932)
Loans and advances to customers (Note 23)	613,833,607	(40,800,985)	513,216,763	(39,579,405)
Securities at amortized cost (Note 24)	184,346,938	(5,527,663)	185,179,363	(5,555,469)
Other financial assets (Note 29)	64,411,451	-	52,416,117	-
Other financial instruments with credit risk exposure
Loan commitments (Notes 23 and 40)	310,337,059	(3,315,190)	255,953,637	(3,859,316)
Financial guarantees (Notes 23 and 40)	83,467,093	(2,066,167)	80,236,602	(2,318,930)
Total risk exposure	1,978,502,170	(51,710,077)	1,847,859,403	(51,314,052)
(1)	Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.

Concentration of credit risk

Concentration of credit risk

	On December 31, 2021	On December 31, 2020
Largest borrower	0.7%	2.1%
10 largest borrowers	6.0%	7.5%
20 largest borrowers	9.2%	10.9%
50 largest borrowers	14.0%	15.7%
100 largest borrowers	17.8%	19.2%

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates.

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates.

	R$ thousand
	On December 31, 2021%		On December 31, 2020%
Public sector	6,274,554	1.0	11,810,973	2.3
Oil, derivatives and aggregate activities	4,419,138	0.7	10,661,873	2.1
Production and distribution of electricity	1,306,448	0.2	1,074,867	0.2
Other industries	548,968	0.1	74,233	-
Private sector	607,559,053	99.0	501,405,790	97.7
Companies	287,216,857	46.8	244,976,110	47.7
Real estate and construction activities	23,708,445	3.9	20,092,249	3.9
Retail	42,151,968	6.9	36,498,461	7.1
Services	49,027,498	8.0	30,108,475	5.9
Transportation and concession	26,937,082	4.4	23,662,184	4.6
Automotive	12,660,961	2.1	15,625,309	3.0
Food products	17,426,747	2.8	13,378,255	2.6

	R$ thousand
	On December 31, 2021%		On December 31, 2020%
Public sector	6,274,554	1.0	11,810,973	2.3
Wholesale	22,341,759	3.6	16,479,704	3.2
Production and distribution of electricity	7,555,587	1.2	6,979,203	1.4
Siderurgy and metallurgy	9,398,330	1.5	10,036,586	2.0
Sugar and alcohol	7,213,887	1.2	6,878,558	1.3
Other industries	68,794,593	11.2	65,237,126	12.7
Individuals	320,342,196	52.2	256,429,680	50.0
Total portfolio	613,833,607	100.0	513,216,763	100.0
Impairment of loans and advances	(40,800,985)		(39,579,405)
Total of net loans and advances to customers	573,032,622		473,637,358

The table below shows the fair value of guarantees of loans and advances to customers.

The table below shows the fair value of guarantees of loans and advances to customers.

	R$ thousand
	On December 31, 2021		On December 31, 2020
	Book value (1)	Fair Value of Guarantees	Book value (1)	Fair Value of Guarantees
Companies	293,491,411	113,682,742	256,810,316	89,481,169
Stage 1	255,289,107	100,979,275	217,561,123	75,882,476
Stage 2	14,119,637	5,262,230	13,960,366	5,035,349
Stage 3	24,082,667	7,441,237	25,288,827	8,563,344

Individuals	320,342,196	201,350,955	256,406,447	150,298,522
Stage 1	272,635,668	175,139,469	195,239,164	126,281,157
Stage 2	23,075,748	18,991,289	38,023,532	18,408,513
Stage 3	24,630,780	7,220,197	23,143,751	5,608,852
Total	613,833,607	315,033,696	513,216,763	239,779,691

(1) Of the total balance of loan operations, R$374,688,000 (2020 – R$354,814,000 thousand) refers to operations without guarantees.

Financial Exposure – Trading Portfolio (Fair Value)

Financial Exposure – Trading Portfolio (Fair Value)

Risk factors	R$ thousand
	On December 31, 2021		On December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Fixed rates	20,275,172	20,715,581	20,597,165	18,949,022
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	1,846,722	2,070,566	5,151,508	2,598,754
Exchange coupon	678,168	512,390	348,315	336,868
Foreign Currency	4,391,453	4,331,762	485,660	402,441
Equities	759,476	766,892	801,588	794,455
Sovereign/Eurobonds and Treasuries	7,510,094	4,163,177	7,373,381	3,973,859
Other	3,101,740	120,963	449,161	186,396
Total	38,562,826	32,681,331	35,206,778	27,241,795

Schedule of trading portfolio of tax

Risk factors	R$ thousand
	On December 31, 2021	On December 31, 2020
Fixed rates	1,693	5,014

Risk factors	R$ thousand
	On December 31, 2021	On December 31, 2020
IGPM/IPCA	2,008	3,645
Exchange coupon	21	342
Foreign Currency	951	4,704
Sovereign/Eurobonds and Treasuries	3,049	2,422
Equities	450	7,477
Other	2,828	154
Correlation/diversification effect	(7,404)	(11,551)
VaR at the end of the year	3,596	12,207

Average VaR in the year	6,903	38,522
Minimum VaR in the year	3,404	8,140
Maximum VaR in the year	14,044	104,811

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio.

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta–Gamma–Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative, whereby this risk of options is added to the VaR of the portfolio. In this model, risk value is extrapolated to the regulatory horizon[2] (the highest between 10 days and the horizon of the portfolio) by the ‘square root of time’ method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousand
	On December 31
	2021		2020
	VaR	Stressed	VaR	Stressed
Interest rate	10,088	17,594	33,278	43,120
Exchange rate	27,428	31,810	27,541	28,091
Commodity price (Commodities)	545	375	322	306
Equities	888	1,465	8,639	7,942
Correlation/diversification effect	(8,223)	(10,557)	(25,732)	(25,564)
VaR at the end of the year	30,727	40,686	44,048	53,895

Average VaR in the year	42,536	78,238	117,486	117,912
Minimum VaR in the year	16,387	27,433	25,250	33,414
Maximum VaR in the year	78,527	129,975	351,053	251,088

Note: Ten-day horizon VaR net of tax effects.

The Company also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors and the tax effects.

The Company also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors and the tax effects.

	R$ thousand
	On December 31, 2021	On December 31, 2020
At the end of the year	65,677	90,071
Average in the year	140,512	187,519
Minimum in the year	65,677	56,369
Maximum in the year	247,487	380,446

Note: Values net of tax effects.

Sensitivity Analysis – Trading Portfolio

Sensitivity Analysis – Trading Portfolio

		R$ thousand
		Trading Portfolio (1)
		Scenarios
		On December 31, 2021			On December 31, 2020
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(273)	(72,496)	(137,888)	(105)	(11,776)	(23,317)
Price indexes	Exposure subject to variations in price index coupon rates	(2,069)	(58,427)	(115,254)	(1,788)	(41,702)	(84,093)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1)	(18)	(36)	(32)	(3,256)	(6,485)
Foreign currency	Exposure subject to exchange rate variations	(373)	(9,334)	(18,668)	(1,597)	(39,926)	(79,852)
Equities	Exposure subject to variation in stock prices	(47)	(1,177)	(2,355)	(354)	(8,856)	(17,712)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(363)	(3,114)	(6,295)	(167)	(11,955)	(23,430)
Other	Exposure not classified in other definitions	(436)	(2,387)	(4,765)	-	(41)	(82)
Total excluding correlation of risk factors		(3,562)	(146,955)	(285,262)	(4,043)	(117,512)	(234,971)
Total including correlation of risk factors		(2,256)	(96,633)	(185,755)	(2,647)	(73,605)	(147,689)
(1)	Values net of taxes.

Sensitivity Analysis – Trading and Banking Portfolios

Sensitivity Analysis – Trading and Banking Portfolios

		R$ thousand
		Trading and Banking Portfolios (1)
		Scenarios
		On December 31, 2021			On December 31, 2020
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(24,247)	(6,101,562)	(11,639,974)	(12,180)	(1,553,493)	(2,974,461)
Price indexes	Exposure subject to variations in price index coupon rates	(26,327)	(3,142,601)	(5,586,279)	(27,143)	(2,227,123)	(4,031,341)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,488)	(70,758)	(138,972)	(2,277)	(71,852)	(141,860)
Foreign currency	Exposure subject to exchange rate variations	(5,539)	(138,469)	(276,938)	(2,202)	(65,746)	(131,493)
Equities	Exposure subject to variation in stock prices	(21,015)	(525,366)	(1,050,731)	(43,353)	(1,083,824)	(2,167,648)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(1,933)	(71,314)	(140,945)	(1,339)	(14,019)	(27,608)
Other	Exposure not classified in other definitions	(439)	(2,809)	(5,610)	(30)	(748)	(1,496)
Total excluding correlation of risk factors		(80,988)	(10,052,879)	(18,839,449)	(88,524)	(5,016,805)	(9,475,907)
Total including correlation of risk factors		(52,715)	(8,534,510)	(15,949,247)	(73,350)	(4,168,903)	(7,883,903)

(1) Values net of taxes.

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousand
	On December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Deposits from banks	195,675,189	15,370,250	22,995,404	22,756,624	9,705,629	266,503,096
Deposits from customers	231,168,636	25,943,198	87,127,710	280,433,318	369,806	625,042,668
Securities issued	3,185,171	28,204,279	31,941,782	117,632,325	8,051,893	189,015,450
Subordinated debt	239,672	6,319,036	6,184,963	30,514,482	39,000,764	82,258,917
Other financial liabilities (1)	56,641,586	6,698,846	17,372,820	5,525,234	168,818	86,407,304
Total liabilities	486,910,254	82,535,609	165,622,679	456,861,983	57,296,910	1,249,227,435

	R$ thousand
	On December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Deposits from banks	261,441,379	13,437,266	16,745,882	8,378,815	15,317,318	315,320,660
Deposits from customers	193,450,578	22,163,986	85,235,469	256,887,231	9,364	557,746,628
Securities issued	739,423	17,449,438	47,790,440	66,068,592	1,961,667	134,009,560
Subordinated debt	2,535	5,971	68,945	33,230,835	13,590,851	46,899,137
Other financial liabilities	49,615,853	5,797,460	9,883,756	7,970,731	2,260,247	75,528,047
Total liabilities	505,249,768	58,854,121	159,724,492	372,536,204	33,139,447	1,129,504,032

(1) Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds.

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousand
	On December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Differential of swaps payable	3,058,529	41,724	835,365	4,266,515	1,427,898	9,630,031
Non-deliverable forwards	879,357	97,474	199,784	71,557	-	1,248,172
• Purchased	753,140	50,223	80,602	18,391	-	902,356
• Sold	126,217	47,251	119,182	53,166	-	345,816
Premiums of options	176,962	9,072	64,188	440,775	401,046	1,092,043
Other	382,810	96,135	223,980	62,475	-	765,400
Futures	-	-	-	-	-	-
Total of derivative liabilities	4,497,658	244,405	1,323,317	4,841,322	1,828,944	12,735,646

	R$ thousand
	On December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Differential of swaps payable	205,379	185,993	4,125,850	6,097,591	249,009	10,863,822
Non-deliverable forwards	1,020,584	252,454	571,226	89,059	-	1,933,323
• Purchased	477,415	140,329	274,623	84,010	-	976,377
• Sold	543,169	112,125	296,603	5,049	-	956,946
Premiums of options	1,143,498	80,198	250,664	1,043,564	592,180	3,110,104
Other	362,780	251,689	564,300	81,637	2,062	1,262,468
Futures	19,366	-	-	-	-	19,366
Total of derivative liabilities	2,751,607	770,334	5,512,040	7,311,851	843,251	17,189,083

The tables below show the financial assets and liabilities of the Company segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

The tables below show the financial assets and liabilities of the Company segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2021
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	108,601,632	-	-	-	-	-	108,601,632
Financial assets at fair value through profit or loss	10,941,745	17,112,340	40,828,824	202,449,463	47,867,368	17,361,225	336,560,965
Financial assets at fair value through other comprehensive income	33,530,172	5,102,756	5,530,078	49,467,861	90,062,510	9,823,160	193,516,537
Loans and advances to customers, net of impairment	75,618,972	135,854,014	81,035,366	206,697,247	73,827,023	-	573,032,622
Loans and advances to banks, net of impairment	61,843,254	11,936,241	6,812,695	2,834,626	-	-	83,426,816
Securities, net of provision for losses	17,142,223	10,882,135	11,025,706	87,143,802	52,625,409	-	178,819,275
Other financial assets (1)	52,932,271	731,740	552,803	6,935,932	3,258,705	-	64,411,451
Total financial assets	360,610,269	181,619,226	145,785,472	555,528,931	267,641,015	27,184,385	1,538,369,298

Liabilities
Financial liabilities at amortized cost
Deposits from banks	222,594,841	26,499,773	11,878,705	13,943,009	4,092,952	-	279,009,280
Deposits from customers (2)	222,968,555	47,974,278	61,694,101	236,870,166	219,150	-	569,726,250
Securities issued	3,403,249	41,954,379	17,751,396	96,978,356	6,141,162	-	166,228,542
Subordinated debt	3,877	6,316,553	5,487,408	22,014,994	9,169,665	11,458,580	54,451,077
Other financial liabilities (3)	56,641,586	18,771,722	5,299,944	5,525,234	168,818	-	86,407,304
Financial liabilities at fair value through profit or loss	8,201,701	486,331	728,575	3,810,148	1,038,528	-	14,265,283
Provision for Expected Credit Loss
Loan Commitments	-	-	-	3,315,190	-	-	3,315,190
Financial guarantees	-	-	-	2,066,167	-	-	2,066,167
Insurance technical provisions and Pension Plans (2)	238,209,989	-	-	48,176,645	-	-	286,386,634
Total financial liabilities	752,023,798	142,003,036	102,840,129	432,699,909	20,830,275	11,458,580	1,461,855,727

	R$ thousand
	On December 31, 2020
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	107,602,594	-	-	-	-	-	107,602,594
Financial assets at fair value through profit or loss	16,514,868	23,110,617	21,495,431	165,166,660	36,104,212	13,594,901	275,986,689
Financial assets at fair value through other comprehensive income	17,130,008	26,482,001	16,341,164	67,419,613	43,319,150	15,150,039	185,841,975
Loans and advances to customers, net of impairment	48,686,483	114,058,384	65,199,454	245,684,709	8,328	-	473,637,358
Loans and advances to banks, net of impairment	168,750,356	14,027,853	2,915,463	5,731,059	-	-	191,424,731
Securities, net of provision for losses	126,822	20,225,202	16,938,842	79,727,828	62,605,200	-	179,623,894
Other financial assets (1)	36,952,129	733,796	318,706	11,575,832	2,835,654	-	52,416,117
Total financial assets	395,763,260	198,637,853	123,209,060	575,305,701	144,872,544	28,744,940	1,466,533,358

Liabilities
Financial liabilities at amortized cost
Deposits from banks	221,467,747	18,319,819	9,944,641	17,547,960	-	-	267,280,167
Deposits from customers (2)	202,956,338	50,518,912	54,368,623	237,448,870	-	-	545,292,743
Securities issued	2,461,435	33,338,441	34,365,862	74,738,087	-	-	144,903,825
Subordinated debt	8,307,884	22,838	383,673	34,971,870	-	9,559,967	53,246,232
Other financial liabilities (3)	49,615,853	14,456,376	1,224,840	7,970,731	2,260,247	-	75,528,047
Financial liabilities at fair value through profit or loss	5,462,495	1,063,954	937,849	11,233,384	-	-	18,697,682
Provision for Expected Credit Loss
Loan Commitments	-	-	-	3,859,316	-	-	3,859,316
Financial guarantees	-	-	-	2,318,930	-	-	2,318,930
Insurance technical provisions and Pension Plans (2)	234,914,602	-	-	44,550,782	-	-	279,465,384
Total financial liabilities	725,186,354	117,720,340	101,225,488	434,639,930	2,260,247	9,559,967	1,390,592,326
(1)	It includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;
(2)	Demand and savings deposits and technical provisions for insurance and Pension Plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and
(3)	It includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.

The tables below show the assets and liabilities of the Company segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date

The tables below show the assets and liabilities of the Company segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2021
	Current	Non-current	Total
Assets
Total financial assets	688,014,967	850,354,331	1,538,369,298
Non-current assets held for sale	1,196,272	-	1,196,272
Investments in associated companies	-	7,557,566	7,557,566
Premises and equipment	-	13,513,105	13,513,105
Intangible assets and goodwill, net	-	14,911,007	14,911,007
Taxes to be offset	4,835,233	8,451,596	13,286,829
Deferred income tax	-	78,743,461	78,743,461
Other assets	7,020,765	973,890	7,994,655
Total non-financial assets	13,052,270	124,150,625	137,202,895
Total assets	701,067,237	974,504,956	1,675,572,193

Liabilities
Total financial liabilities	996,866,963	464,988,764	1,461,855,727
Other reserves	5,385,872	20,150,747	25,536,619
Current income tax liabilities	2,059,223	-	2,059,223
Deferred income tax	-	208,035	208,035
Other liabilities	33,160,633	2,523,249	35,683,882
Total non-financial liabilities	40,605,728	22,882,031	63,487,759
Total equity	-	150,228,707	150,228,707
Total equity and liabilities	1,037,472,691	638,099,502	1,675,572,193

	R$ thousand
	On December 31, 2020
	Current	Non-current	Total
Assets
Total financial assets	717,610,173	748,923,185	1,466,533,358
Non-current assets held for sale	1,202,488	-	1,202,488
Investments in associated companies	-	7,386,840	7,386,840
Premises and equipment	-	14,071,129	14,071,129
Intangible assets and goodwill, net	-	14,669,464	14,669,464
Taxes to be offset	6,586,660	8,743,760	15,330,420
Deferred income tax	-	76,984,262	76,984,262
Other assets	7,352,617	1,123,212	8,475,829
Total non-financial assets	15,141,765	122,978,667	138,120,432
Total assets	732,751,938	871,901,852	1,604,653,790

Liabilities
Total financial liabilities	944,132,182	446,460,144	1,390,592,326
Other reserves	5,361,434	20,221,489	25,582,923
Current income tax liabilities	1,596,284	-	1,596,284
Deferred income tax	-	1,249,650	1,249,650
Other liabilities	39,323,338	191,895	39,515,233
Total non-financial liabilities	46,281,056	21,663,034	67,944,090
Total equity	-	146,117,374	146,117,374
Total equity and liabilities	990,413,238	614,240,552	1,604,653,790

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2021
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	252,536,563	6,487,867	2	259,024,432
Corporate debt and marketable equity securities	17,359,614	5,930,123	476,929	23,766,666
Bank debt securities	1,411,890	19,209,913	-	20,621,803
Mutual funds	9,965,220	-	1,374	9,966,594
Foreign governments securities	689,293	-	-	689,293
Brazilian sovereign bonds	307,452	-	-	307,452
Financial assets at fair value through profit or loss	282,270,032	31,627,903	478,305	314,376,240
Derivative financial instruments (assets)	3,982,364	18,022,857	179,504	22,184,725
Derivative financial instruments (liabilities)	(4,203,232)	(9,531,100)	(530,951)	(14,265,283)
Derivatives	(220,868)	8,491,757	(351,447)	7,919,442
Brazilian government securities	155,835,878	13,225	25,784	155,874,887
Corporate debt securities	1,523,253	4,069,087	543,011	6,135,351
Bank debt securities	5,603,539	534,110	-	6,137,649
Brazilian sovereign bonds	8,885,505	-	-	8,885,505
Foreign governments securities	6,659,985	-	-	6,659,985
Mutual funds	2,126,928	-	1,026	2,127,954
Marketable equity securities and other stocks	5,345,695	1,503,503	846,008	7,695,206
Financial assets at fair value through other comprehensive income	185,980,783	6,119,925	1,415,829	193,516,537
Total	468,029,947	46,239,585	1,542,687	515,812,219

	R$ thousand
	On December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	209,599,900	6,345,101	3	215,945,004
Corporate debt and marketable equity securities	12,413,353	3,956,920	319,431	16,689,704
Bank debt securities	1,717,037	8,951,480	-	10,668,517
Mutual funds	6,516,477	-	-	6,516,477
Foreign governments securities	626,079	-	-	626,079
Brazilian sovereign bonds	725,515	-	-	725,515
Financial assets at fair value through profit or loss	231,598,361	19,253,501	319,434	251,171,296
Derivative financial instruments (assets)	138,708	24,657,390	19,295	24,815,393
Derivative financial instruments (liabilities)	(67,427)	(18,383,783)	(246,472)	(18,697,682)
Derivatives	71,281	6,273,607	(227,177)	6,117,711
Brazilian government securities	143,467,979	-	30,463	143,498,442
Corporate debt securities	1,128,700	3,627,146	138,187	4,894,033
Bank debt securities	5,576,877	496,598	53,830	6,127,305
Brazilian sovereign bonds	9,572,373	-	-	9,572,373
Foreign governments securities	6,508,218	-	-	6,508,218
Mutual funds	2,950,583	-	-	2,950,583
Marketable equity securities and other stocks	11,153,243	1,104,155	33,623	12,291,021
Financial assets at fair value through other comprehensive income	180,357,973	5,227,899	256,103	185,841,975
Total	412,027,615	30,755,007	348,360	443,130,982

The table below presents a reconciliation of securities and derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

The table below presents a reconciliation of securities and derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	R$ thousand
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Assets Derivative	Liabilities Derivatives	Total
On December 31, 2019	707,395	755,960	11,479	(39,126)	1,435,708
Included in the result	10,571	(322,991)	-	-	(312,420)
Included in other comprehensive income	-	47,606	-	-	47,606
Acquisitions	54,015	90,000	7,816	(207,346)	(55,515)
Write-offs	(106,643)	(172,135)	-	-	(278,778)
Maturities	(8,902)	(1,502)	-	-	(10,404)
Transfer between categories	(27,152)	27,152	-	-	-
Transfer to other levels (1)	(309,850)	(167,987)	-	-	(477,837)
On December 31, 2020	319,434	256,103	19,295	(246,472)	348,360
Included in the result	99,731	90,605	-	-	190,336
Included in other comprehensive income	-	150,757	-	-	150,757
Acquisitions	112,385	810,015	160,209	(284,479)	798,130
Write-offs	(69,012)	(91,753)	-	-	(160,765)
Transfer to other levels (1)	15,767	200,102	-	-	215,869
On December 31, 2021	478,305	1,415,829	179,504	(530,951)	1,542,687
(1)	These instruments were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters. When there is a reduction in this credit risk, the papers are transferred from level 3 to level 2.

Sensitivity analysis for financial assets classified as Level 3

Sensitivity analysis for financial assets classified as Level 3

Scenario	R$ thousand
	On December 31, 2021
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	(31)	(60)	(6)	(1,397)	(2,503)
Price indexes	(16)	(2,015)	(3,898)	-	-	-
Equities	(1,652)	(41,311)	(82,622)	(4,653)	(116,323)	(232,647)

Scenario	R$ thousand
	On December 31, 2020
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(25)	(3,672)	(6,971)	(4)	(504)	(992)
Price indexes	(4)	(83)	(165)	-	-	-
Equities	(582)	(14,548)	(29,097)	(185)	(4,623)	(9,246)

(1) Values net of taxes.

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2021
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	83,440,721	-	83,440,721	83,426,816
· Customers	-	-	607,725,289	607,725,289	613,833,607
Securities at amortized cost	88,656,980	80,968,974	10,450,308	180,076,262	184,346,938

Financial liabilities
Deposits from banks	-	-	279,299,225	279,299,225	279,009,280
Deposits from customers	-	-	570,368,593	570,368,593	569,726,250
Securities issued	-	-	155,235,456	155,235,456	166,228,542
Subordinated debt	-	-	55,756,684	55,756,684	54,451,077

	R$ thousand
	On December 31, 2020
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	191,473,570	-	191,473,570	191,424,731
· Customers	-	-	478,250,100	478,250,100	473,637,358
Securities at amortized cost	105,223,797	69,644,416	9,138,672	184,006,885	179,623,894

Financial liabilities
Deposits from banks	-	-	267,240,795	267,240,795	267,280,167
Deposits from customers	-	-	545,341,621	545,341,621	545,292,743
Securities issued	-	-	143,988,723	143,988,723	144,903,825
Subordinated debt	-	-	54,192,090	54,192,090	53,246,232

(1) Amounts of loans and receivables are presented net of the provision for impairment losses.

The table below shows the concentration of risks, based on the amounts of premiums written net of reinsurance, cancellations and social security contributions:

The Company operates throughout the national territory, so that potential exposures to risk concentration are monitored through management reports where the results of contracts sold within the scope of the business by branch (except Health and Dental) are observed. The table below shows the concentration of risks, based on the amounts of premiums written net of reinsurance, cancellations and social security contributions:

Product Group	R$ thousand
	On December 31, 2021	On December 31, 2020
Non-Life	6,222,866	5,421,704
Pension Plans	29,157,808	26,118,492
Life insurance	9,550,499	8,275,557

The sensitivity test for Life insurance and Pension Plans was carried out considering the same bases and groupings of the LAT test with the applications of the variations shown in the table below.

The sensitivity test for Life insurance and Pension Plans was carried out considering the same bases and groupings of the LAT test with the applications of the variations shown in the table below.

	R$ thousand
	On December 31, 2021
	Interest rate	Longevity (improvement)	Conversion to income
Percentage adjustment to each assumption:	Variation of -5%	0.2%	+ 5 b.p.

Total	(177,715)	(57,572)	(34,570)

The sensitivity test for insurance for people, except individual Life insurance, was carried out considering the same bases and groupings of the LAT test with the applications of the variations shown in the table below:

	R$ thousand
	On December 31, 2021
	Interest rate	Longevity (improvement)
Percentage adjustment to each assumption:	Variation of -5%	0.2%

Total	(13,492)	9,269

For Non-Life, life (except individual Life) and Health insurance, including dental, the table below shows the result if there was an increase in the loss ratio by 1 percentage point in the last twelve months of the calculation base date:

For Non-Life, life (except individual Life) and Health insurance, including dental, the table below shows the result if there was an increase in the loss ratio by 1 percentage point in the last twelve months of the calculation base date:

Product Group	R$ thousand
	Gross of reinsurance		Net of reinsurance
	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020
Non-Life	(32,441)	(33,524)	(32,277)	(33,253)
Life (except individual life)	(26,496)	(27,073)	(26,390)	(26,967)
Health (Health and Dental)	(137,890)	(139,863)	(137,890)	(139,863)